Financial instruments - valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair value of liabilities
Carrying value, Financial liabilities	£ 647,745	£ 688,963
Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	23,297	30,396
Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	360,914	361,316
Settlement balances
Fair value of liabilities
Carrying value, Financial liabilities	3,066	2,844
Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	10,535	12,722
Items where fair values approximates carrying value | Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	4,200	4,500
Items where fair values approximates carrying value | Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	307,100	321,500
Items where fair values approximates carrying value | Settlement balances
Fair value of liabilities
Carrying value, Financial liabilities	3,100	2,800
Items where fair values approximates carrying value | Other liabilities - notes in circulation
Fair value of liabilities
Carrying value, Financial liabilities	2,200	2,200
Carrying value | Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	19,100	25,900
Carrying value | Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	53,800	39,800
Carrying value | Debt securities in issue
Fair value of liabilities
Carrying value, Financial liabilities	36,900	26,000
Carrying value | Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	9,700	11,800
At fair value | Bank deposits
Fair value of liabilities
Fair value, Financial liabilities	18,500	26,000
At fair value | Bank deposits | Level 2
Fair value of liabilities
Fair value, Financial liabilities	13,900	22,400
At fair value | Bank deposits | Level 3
Fair value of liabilities
Fair value, Financial liabilities	4,600	3,600
At fair value | Customer deposits
Fair value of liabilities
Fair value, Financial liabilities	54,600	39,900
At fair value | Customer deposits | Level 2
Fair value of liabilities
Fair value, Financial liabilities	10,400	12,900
At fair value | Customer deposits | Level 3
Fair value of liabilities
Fair value, Financial liabilities	44,200	27,000
At fair value | Debt securities in issue
Fair value of liabilities
Fair value, Financial liabilities	38,600	27,300
At fair value | Debt securities in issue | Level 2
Fair value of liabilities
Fair value, Financial liabilities	36,900	22,200
At fair value | Debt securities in issue | Level 3
Fair value of liabilities
Fair value, Financial liabilities	1,700	5,100
At fair value | Subordinated liabilities
Fair value of liabilities
Fair value, Financial liabilities	10,000	12,600
At fair value | Subordinated liabilities | Level 2
Fair value of liabilities
Fair value, Financial liabilities	9,900	12,500
At fair value | Subordinated liabilities | Level 3
Fair value of liabilities
Fair value, Financial liabilities	£ 100	£ 100